NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Lease liabilities, at beginning period	€ 9,979	€ 10,804	€ 12,703
First application of IFRS 16			0
Allowance received from a lessor	0	0	188
Increase without cash impact	88	399	98
Repayment	(1,545)	(1,702)	(1,615)
Decrease without cash impact	(5,296)	0	0
FX rate impact	229	478	(570)
Capitalized interests	0	0	0
Reclassification	0	0	0
Lease liabilities, at end of period	€ 3,455	€ 9,979	€ 10,804